Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Operating revenue	$ 533.8		$ 520.0		$ 513.3				$ 490.8		$ 472.3		$ 471.5				$ 2,073.0	$ 1,893.2	$ 1,797.5
Operating income	92.2		130.5		129.0		128.3		124.3		121.0		114.8		108.5		480.0	468.6	422.4
Consolidated income from continuing operations	46.4		79.1		76.5		73.3		74.1		69.1		37.2		58.4		275.3	238.8	238.8
Discontinued operations, net of tax	1.8		1.0		2.3		0.4		1.9		0.2		(0.1)		0.9		5.5	2.9	36.0
Net income	48.2		80.1		78.8		73.7		76.0		69.3		37.1		59.3		280.8	241.7	274.8
Net income attributable to Equifax	$ 46.3		$ 77.9		$ 76.4		$ 71.5		$ 74.4		$ 66.7		$ 34.5		$ 57.3		$ 272.1	$ 232.9	$ 266.7
Basic earnings per common share*
Net income from continuing operations attributable to Equifax	$ 0.37	[1]	$ 0.64	[1]	$ 0.61	[1]	$ 0.59	[1]	$ 0.60	[1]	$ 0.55	[1]	$ 0.28	[1]	$ 0.46	[1]	$ 2.22	$ 1.89	$ 1.85
Discontinued operations attributable to Equifax	$ 0.02	[1]	$ 0.01	[1]	$ 0.02	[1]	$ 0.01	[1]	$ 0.02	[1]	$ 0	[1]	$ 0	[1]	$ 0.01	[1]	$ 0.05	$ 0.02	$ 0.29
Net income attributable to Equifax	$ 0.39	[1]	$ 0.65	[1]	$ 0.63	[1]	$ 0.60	[1]	$ 0.62	[1]	$ 0.55	[1]	$ 0.28	[1]	$ 0.47	[1]	$ 2.27	$ 1.91	$ 2.14
Diluted earnings per common share*
Net income from continuing operations attributable to Equifax	$ 0.36	[1]	$ 0.63	[1]	$ 0.60	[1]	$ 0.58	[1]	$ 0.59	[1]	$ 0.54	[1]	$ 0.28	[1]	$ 0.45	[1]	$ 2.18	$ 1.86	$ 1.83
Discontinued operations	$ 0.02	[1]	$ 0.01	[1]	$ 0.02	[1]	$ 0	[1]	$ 0.02	[1]	$ 0	[1]	$ 0	[1]	$ 0.01	[1]	$ 0.04	$ 0.02	$ 0.28
Net income attributable to Equifax	$ 0.38	[1]	$ 0.64	[1]	$ 0.62	[1]	$ 0.58	[1]	$ 0.61	[1]	$ 0.54	[1]	$ 0.28	[1]	$ 0.46	[1]	$ 2.22	$ 1.88	$ 2.11

[1]	The sum of the quarterly EPS does not equal the annual EPS due to changes in the weighted-average shares between periods.